NATIXIS CASH MANAGEMENT TRUST

August 31, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Cash Management Trust

(File Nos.: 002-68348 and 811-02819)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 49 that was filed electronically on August 26, 2010.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/John DelPrete
John DelPrete
Assistant Secretary